Risk management - Maximum exposure limits based on credit quality (Details) - Sovereign risk	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
AAA
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	18.00%	27.00%	15.00%
AA
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	19.00%	19.00%	32.00%
A
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	41.00%	34.00%	26.00%
BBB
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	12.00%	11.00%	11.00%
Less than BBB
Disclosure of credit risk exposure [line items]
Maximum exposure limit, percentage	10.00%	9.00%	16.00%